1. COMPANY'S OPERATIONS (Details)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
BRF GmbH [Member]
DisclosureOfCompanysOperationsLineItems [Line Items]
Entity		BRF GmbH
Main activity		Holding
Country	[1]	Austria
% equity interest		100.00%	100.00%
BRF Foods LLC [Member]
DisclosureOfCompanysOperationsLineItems [Line Items]
Entity		BRF Foods LLC
Main activity		Import, industrialization and commercialization of products
Country	[1]	Russia
% equity interest		99.90%	99.90%
BRF Global Company Nigeria Ltd. [Member]
DisclosureOfCompanysOperationsLineItems [Line Items]
Entity		BRF Global Company Nigeria Ltd.
Main activity		Marketing and logistics services
Country	[1]	Nigeria
% equity interest		99.00%	99.00%
BRF Global Company South Africa Proprietary Ltd. [Member]
DisclosureOfCompanysOperationsLineItems [Line Items]
Entity		BRF Global Company South Africa Proprietary Ltd.
Main activity		Administrative, marketing and logistics services
Country	[1]	South Africa
% equity interest		100.00%	100.00%
BRF Global Company Nigeria Ltd. [Member]
DisclosureOfCompanysOperationsLineItems [Line Items]
Entity		BRF Global Company Nigeria Ltd.
Main activity		Marketing and logistics services
Country	[1]	Nigeria
% equity interest		1.00%	1.00%
BRF Global GmbH [Member]
DisclosureOfCompanysOperationsLineItems [Line Items]
Entity		BRF Global GmbH
Main activity		Holding and trading
Country	[1]	Austria
% equity interest		100.00%	100.00%
BRF Foods LLC [Member]
DisclosureOfCompanysOperationsLineItems [Line Items]
Entity		BRF Foods LLC
Main activity		Import, industrialization and commercialization of products
Country	[1]	Russia
% equity interest		0.10%	0.10%
BRF Japan KK [Member]
DisclosureOfCompanysOperationsLineItems [Line Items]
Entity		BRF Japan KK
Main activity		Marketing and logistics services, import, export, industrialization and commercialization of products
Country	[1]	Japan
% equity interest		100.00%	100.00%
BRF Korea LLC [Member]
DisclosureOfCompanysOperationsLineItems [Line Items]
Entity		BRF Korea LLC
Main activity		Marketing and logistics services
Country	[1]	Korea
% equity interest		100.00%	100.00%
BRF Shanghai Management Consulting Co. Ltd. [Member]
DisclosureOfCompanysOperationsLineItems [Line Items]
Entity		BRF Shanghai Management Consulting Co. Ltd.
Main activity		Provision of consultancy and marketing services
Country	[1]	China
% equity interest		100.00%	100.00%
BRF Shanghai Trading Co. Ltd. [Member]
DisclosureOfCompanysOperationsLineItems [Line Items]
Entity		BRF Shanghai Trading Co. Ltd.
Main activity		Import, export and commercialization of products
Country	[1]	China
% equity interest		100.00%	100.00%
BRF Singapore Foods PTE Ltd. [Member]
DisclosureOfCompanysOperationsLineItems [Line Items]
Entity		BRF Singapore Foods PTE Ltd.
Main activity		Administrative, marketing and logistics services
Country	[1]	Singapore
% equity interest		100.00%	100.00%
BRF Hungary LLC [Member]
DisclosureOfCompanysOperationsLineItems [Line Items]
Entity	[2]	BRF Hungary LLC
Main activity	[2]	Import and commercialization of products
Country	[1],[2]	Hungary
% equity interest	[2]		100.00%
Compania Paraguaya Comercial S.A. [Member]
DisclosureOfCompanysOperationsLineItems [Line Items]
Entity	[3]	Compania Paraguaya Comercial S.A.
Main activity	[3]	Import and commercialization of products
Country	[1],[3]	Paraguay
% equity interest	[3]		99.00%
Eclipse Holding Cooperatief U.A. [Member]
DisclosureOfCompanysOperationsLineItems [Line Items]
Entity		Eclipse Holding Cooperatief U.A.
Main activity		Holding
Country	[1]	The Netherlands
% equity interest		99.99%	99.99%
Buenos Aires Fortune S.A. [Member]
DisclosureOfCompanysOperationsLineItems [Line Items]
Entity	[4]	Buenos Aires Fortune S.A.
Main activity	[4]	Holding
Country	[1],[4]	Argentina
% equity interest	[4]	4.36%	5.00%
Eclipse Latam Holdings [Member]
DisclosureOfCompanysOperationsLineItems [Line Items]
Entity		Eclipse Latam Holdings
Main activity		Holding
Country	[1]	Spain
% equity interest		100.00%	100.00%
Buenos Aires Fortune S.A. [Member]
DisclosureOfCompanysOperationsLineItems [Line Items]
Entity	[5]	Buenos Aires Fortune S.A.
Main activity	[5]	Holding
Country	[1],[5]	Argentina
% equity interest	[5]	95.64%	95.00%
Perdigao Europe Lda. [Member]
DisclosureOfCompanysOperationsLineItems [Line Items]
Entity		Perdigao Europe Lda.
Main activity		Import and export of products
Country	[1]	Portugal
% equity interest		100.00%	100.00%
Perdigao International Ltd. [Member]
DisclosureOfCompanysOperationsLineItems [Line Items]
Entity		Perdigao International Ltd.
Main activity		Import and export of products
Country	[1]	Cayman Island
% equity interest		100.00%	100.00%
BFF International Ltd. [Member]
DisclosureOfCompanysOperationsLineItems [Line Items]
Entity	[6]	BFF International Ltd.
Main activity	[6]	Financial fundraising
Country	[1],[6]	Cayman Island
% equity interest	[6]		100.00%
Highline International [Member]
DisclosureOfCompanysOperationsLineItems [Line Items]
Entity	[7]	Highline International
Main activity	[7]	Financial fundraising
Country	[1],[7]	Cayman Island
% equity interest	[7]		100.00%
Sadia Overseas Ltd. [Member]
DisclosureOfCompanysOperationsLineItems [Line Items]
Entity	[8]	Sadia Overseas Ltd.
Main activity	[8]	Financial fundraising
Country	[1],[8]	Cayman Island
% equity interest	[8]		100.00%
ProudFood Lda [Member]
DisclosureOfCompanysOperationsLineItems [Line Items]
Entity		ProudFood Lda
Main activity		Import and commercialization of products
Country	[1]	Angola
% equity interest		90.00%	90.00%
Sadia Chile S.A. [Member]
DisclosureOfCompanysOperationsLineItems [Line Items]
Entity		Sadia Chile S.A.
Main activity		Import and commercialization of products
Country	[1]	Chile
% equity interest		40.00%	40.00%
BRF Global Namibia [Member]
DisclosureOfCompanysOperationsLineItems [Line Items]
Entity	[9]	BRF Global Nam?bia
Main activity	[9]	Import and commercialization of products
Country	[1],[9]	Namibia
% equity interest	[9]		100.00%
Wellax Food Logistics C.P.A.S.U. Lda. [Member]
DisclosureOfCompanysOperationsLineItems [Line Items]
Entity		Wellax Food Logistics C.P.A.S.U. Lda.
Main activity		Import, commercialization of products and administrative services
Country	[1]	Portugal
% equity interest		100.00%	100.00%
BRF Austria GmbH [Member]
DisclosureOfCompanysOperationsLineItems [Line Items]
Entity		BRF Austria GmbH
Main activity		Holding
Country	[1]	Austria
% equity interest		100.00%	100.00%
One Foods Holdings Ltd [Member]
DisclosureOfCompanysOperationsLineItems [Line Items]
Entity		One Foods Holdings Ltd
Main activity		Holding
Country	[1]	UAE
% equity interest		100.00%	100.00%
Al-Wafi Food Products Factory LLC [Member]
DisclosureOfCompanysOperationsLineItems [Line Items]
Entity		Al-Wafi Food Products Factory LLC
Main activity		Import, export, industrialization and commercialization of products
Country	[1]	UAE
% equity interest		49.00%	49.00%
Badi Ltd. [Member]
DisclosureOfCompanysOperationsLineItems [Line Items]
Entity		Badi Ltd.
Main activity		Holding
Country	[1]	UAE
% equity interest		100.00%	100.00%
Al-Wafi Al-Takamol International for Foods Products [Member]
DisclosureOfCompanysOperationsLineItems [Line Items]
Entity	[10]	Al-Wafi Al-Takamol International for Foods Products
Main activity	[10]	Import and commercialization of products
Country	[1],[10]	Saudi Arabia
% equity interest	[10]	100.00%	75.00%
BRF Al Yasra Food K.S.C.C. ("BRF AFC") [Member]
DisclosureOfCompanysOperationsLineItems [Line Items]
Entity		BRF Al Yasra Food K.S.C.C. (""BRF AFC"")
Main activity		Import, commercialization and distribution of products
Country	[1]	Kuwait
% equity interest		75.00%	75.00%
BRF Foods GmbH [Member]
DisclosureOfCompanysOperationsLineItems [Line Items]
Entity		BRF Foods GmbH
Main activity		Industrialization, import and commercialization of products
Country	[1]	Austria
% equity interest		100.00%	100.00%
Al Khan Foodstuff LLC ("AKF") [Member]
DisclosureOfCompanysOperationsLineItems [Line Items]
Entity		Al Khan Foodstuff LLC (""AKF"")
Main activity		Import, commercialization and distribution of products
Country	[1]	Oman
% equity interest		70.00%	70.00%
FFM Further Processing Sdn. Bhd. [Member]
DisclosureOfCompanysOperationsLineItems [Line Items]
Entity	[11]	FFM Further Processing Sdn. Bhd.
Main activity	[11]	Industrialization, import and commercialization of products
Country	[1],[11]	Malaysia
% equity interest	[11]		70.00%
FFQ GmbH [Member]
DisclosureOfCompanysOperationsLineItems [Line Items]
Entity		FFQ GmbH
Main activity		Industrialization, import and commercialization of products
Country	[1]	Austria
% equity interest		100.00%	100.00%
TBQ Foods GmbH [Member]
DisclosureOfCompanysOperationsLineItems [Line Items]
Entity		TBQ Foods GmbH
Main activity		Holding
Country	[1]	Austria
% equity interest		60.00%	60.00%
Banvit Bandirma Vitaminli [Member]
DisclosureOfCompanysOperationsLineItems [Line Items]
Entity		Banvit Bandirma Vitaminli
Main activity		Import, industrialization and commercialization of products
Country	[1]	Turkey
% equity interest		91.71%	91.71%
Banvit Enerji ve Elektrik UretimLtd. Sti. [Member]
DisclosureOfCompanysOperationsLineItems [Line Items]
Entity	[12]	Banvit Enerji ve Elektrik Uretim Ltd. Sti.
Main activity	[12]	Commercialization of eletric energy
Country	[1],[12]	Turkey
% equity interest	[12]	100.00%	100.00%
Banvit Foods SRL [Member]
DisclosureOfCompanysOperationsLineItems [Line Items]
Entity		Banvit Foods SRL
Main activity		Industrialization of grains and animal feed
Country	[1]	Romania
% equity interest		0.01%	0.01%
Nutrinvestments BV [Member]
DisclosureOfCompanysOperationsLineItems [Line Items]
Entity		Nutrinvestments BV
Main activity		Holding
Country	[1]	The Netherlands
% equity interest		100.00%	100.00%
Banvit ME FZE [Member]
DisclosureOfCompanysOperationsLineItems [Line Items]
Entity		Banvit ME FZE
Main activity		Marketing and logistics services
Country	[1]	UAE
% equity interest		100.00%	100.00%
Banvit Foods SRL [Member]
DisclosureOfCompanysOperationsLineItems [Line Items]
Entity		Banvit Foods SRL
Main activity		Industrialization of grains and animal feed
Country	[1]	Romania
% equity interest		99.99%	99.99%
One Foods Malaysia SDN. BHD. [Member]
DisclosureOfCompanysOperationsLineItems [Line Items]
Entity		One Foods Malaysia SDN. BHD.
Main activity		Marketing and logistics services
Country	[1]	Malaysia
% equity interest		100.00%	100.00%
Federal Foods LLC [Member]
DisclosureOfCompanysOperationsLineItems [Line Items]
Entity		Federal Foods LLC
Main activity		Import, commercialization and distribution of products
Country	[1]	UAE
% equity interest		49.00%	49.00%
Federal Foods Qatar [Member]
DisclosureOfCompanysOperationsLineItems [Line Items]
Entity		Federal Foods Qatar
Main activity		Import, commercialization and distribution of products
Country	[1]	Qatar
% equity interest		49.00%	49.00%
BRF Hong Kong LLC [Member]
DisclosureOfCompanysOperationsLineItems [Line Items]
Entity	[12]	BRF Hong Kong LLC
Main activity	[12]	Import, commercialization and distribution of products
Country	[1],[12]	Hong Kong
% equity interest	[12]	100.00%	100.00%
Eclipse Holding Cooperatief U.A. [Member]
DisclosureOfCompanysOperationsLineItems [Line Items]
Entity		Eclipse Holding Cooperatief U.A.
Main activity		Holding
Country	[1]	The Netherlands
% equity interest		0.01%	0.01%
Establecimiento Levino Zaccardi y Cia. S.A. [Member]
DisclosureOfCompanysOperationsLineItems [Line Items]
Entity	[12],[13]	Establecimiento Levino Zaccardi y Cia. S.A.
Main activity	[12],[13]	Industrialization and commercialization of dairy products
Country	[1],[12],[13]	Argentina
% equity interest	[12],[13]	99.99%	99.94%
BRF Energia S.A. [Member]
DisclosureOfCompanysOperationsLineItems [Line Items]
Entity		BRF Energia S.A.
Main activity		Commercialization of eletric energy
Country	[1]	Brazil
% equity interest		100.00%	100.00%
BRF Pet S.A. [Member]
DisclosureOfCompanysOperationsLineItems [Line Items]
Entity		BRF Pet S.A.
Main activity		Industrialization and commercialization and distribution of feed and nutrients for animals
Country	[1]	Brazil
% equity interest		100.00%	100.00%
PP-BIO Administracao de bem proprio S.A. [Member]
DisclosureOfCompanysOperationsLineItems [Line Items]
Entity		PP-BIO Administracao de bem proprio S.A.
Main activity		Management of assets
Country	[1]	Brazil
% equity interest		33.33%	33.33%
PR-SAD Administracao de bem proprio S.A. [Member]
DisclosureOfCompanysOperationsLineItems [Line Items]
Entity		PR-SAD Administracao de bem proprio S.A.
Main activity		Management of assets
Country	[1]	Brazil
% equity interest		33.33%	33.33%
ProudFood Lda [Member]
DisclosureOfCompanysOperationsLineItems [Line Items]
Entity		ProudFood Lda
Main activity		Import and commercialization of products
Country	[1]	Angola
% equity interest		10.00%	10.00%
PSA Laboratorio Veterinario Ltda. [Member]
DisclosureOfCompanysOperationsLineItems [Line Items]
Entity	[14]	PSA Laboratorio Veterinario Ltda.
Main activity	[14]	Veterinary activities
Country	[1],[14]	Brazil
% equity interest	[14]	99.99%	99.99%
Sino dos Alpes Alimentos Ltda. [Member]
DisclosureOfCompanysOperationsLineItems [Line Items]
Entity	[12]	Sino dos Alpes Alimentos Ltda.
Main activity	[12]	Industrialization and commercialization of products
Country	[1],[12]	Brazil
% equity interest	[12]	99.99%	99.99%
Sadia Alimentos S.A. [Member]
DisclosureOfCompanysOperationsLineItems [Line Items]
Entity		Sadia Alimentos S.A.
Main activity		Holding
Country	[1]	Argentina
% equity interest		43.10%	43.10%
Sadia Chile S.A. [Member]
DisclosureOfCompanysOperationsLineItems [Line Items]
Entity		Sadia Chile S.A.
Main activity		Import and commercialization of products
Country	[1]	Chile
% equity interest		60.00%
Sadia International Ltd. [Member]
DisclosureOfCompanysOperationsLineItems [Line Items]
Entity	[15]	Sadia International Ltd.
Main activity	[15]	Import and commercialization of products
Country	[1],[15]	Cayman Island
% equity interest	[15]	100.00%	100.00%
Sadia Uruguay S.A. [Member]
DisclosureOfCompanysOperationsLineItems [Line Items]
Entity	[15]	Sadia Uruguay S.A.
Main activity	[15]	Import and commercialization of products
Country	[1],[15]	Uruguay
% equity interest	[15]		5.10%
Sadia Uruguay S.A. [Member]
DisclosureOfCompanysOperationsLineItems [Line Items]
Entity	[16]	Sadia Uruguay S.A.
Main activity	[16]	Import and commercialization of products
Country	[1],[16]	Uruguay
% equity interest	[16]	100.00%	94.90%
Sadia Alimentos S.A. [Member]
DisclosureOfCompanysOperationsLineItems [Line Items]
Entity	[16]	Sadia Alimentos S.A.
Main activity	[16]	Holding
Country	[1],[16]	Argentina
% equity interest	[16]	56.90%	56.90%
Compania Paraguaya Comercial S.A. [Member]
DisclosureOfCompanysOperationsLineItems [Line Items]
Entity	[3]	Compania Paraguaya Comercial S.A.
Main activity	[3]	Import and commercialization of products
Country	[1],[3]	Paraguay
% equity interest	[3]		1.00%
Vip S.A. Empreendimentos e Participacoes Imobiliarias [Member]
DisclosureOfCompanysOperationsLineItems [Line Items]
Entity		Vip S.A. Empreendimentos e Participacoes Imobiliárias
Main activity		Commercialization of owned real state
Country	[1]	Brazil
% equity interest		100.00%	100.00%
Establecimiento Levino Zaccardi y Cia. S.A. [Member]
DisclosureOfCompanysOperationsLineItems [Line Items]
Entity	[12]	Establecimiento Levino Zaccardi y Cia. S.A.
Main activity	[12]	Industrialization and commercialization of dairy products
Country	[1],[12]	Argentina
% equity interest	[12]	0.01%	0.06%
PSA Laboratorio Veterinario Ltda. [Member]
DisclosureOfCompanysOperationsLineItems [Line Items]
Entity		PSA Laboratorio Veterinario Ltda.
Main activity		Veterinary activities
Country	[1]	Brazil
% equity interest		0.01%	0.01%
Sino dos Alpes Alimentos Ltda. [Member]
DisclosureOfCompanysOperationsLineItems [Line Items]
Entity	[12]	Sino dos Alpes Alimentos Ltda.
Main activity	[12]	Industrialization and commercialization of products
Country	[1],[12]	Brazil
% equity interest	[12]	0.01%	0.01%
Sadia Chile S.A [Member]
DisclosureOfCompanysOperationsLineItems [Line Items]
Entity		Sadia Chile S.A.
Main activity		Import, export and marketing of products
Country	[1]	Chile
% equity interest			60.00%

[1]	UAE - United Arab Emirates.
[2]	On June 10, 2020, BRF Hungary LLC was dissolved.
[3]	On November 3, 2020 the subsidiary Compania Paraguaya Comercial S.A. was dissolved.
[4]	On December 17, 2020, Eclipse Holding Cooperatief U.A. became owner of 4.36% of Buenos Aires Fortune S.A.
[5]	On December 17, 2020, Eclipse Latam Holdings became owner of 95.64% of Buenos Aires Fortune S.A.
[6]	On October 22, 2020 the subsidiary BFFI International Ltd. was dissolved.
[7]	On November 5, 2020 the subsidiary Highline International was dissolved.
[8]	On July 8, 2020, Sadia Overseas Ltd. was liquidated.
[9]	On November 11, 2020 the subsidiary BRF Global Namibia was dissolved.
[10]	On April 21, 2020, Badi Ltd. acquired the non-controlling portion of Al-Wafi Al-Takamol International for Foods Products by the amount equivalent to R$100,390 (USD 19,000).
[11]	On June 24, 2020, BRF Foods GmbH sold all shares held in FFM Further Processing Sdn. Bhd. to FFM Berhad for the amount equivalent to R$38,546 (USD7,350). The amount received is presented in the Investing Activities on the Statement of Cash Flows.
[12]	Dormant subsidiaries. The Company is evaluating the liquidation of these subsidiaries.
[13]	On December 3, 2020, BRF S.A. became owner of 99.99% of Establecimiento Levino Zaccardi y Cia. S.A.
[14]	On December 3, 2020, Vip S.A. Empreendimentos e Participacoes Imobiliarias became owner of 0.01% of Establecimiento Levino Zaccardi y Cia. S.A.
[15]	On November 10, 2020 Sadia International Ltd. sold to BRF S.A. the participation of 60% held in Sadia Chile S.A.
[16]	On November 10, 2020 Sadia International Ltd. sold to BRF S.A. the participation of 50% held in Sadia Uruguay S.A.